Trade and other payables	12 Months Ended
Dec. 31, 2020
Trade and other payables
Trade and other payables

15.Trade and other payables

	Year Ended
	December 31,
(in thousands of €)	2020	2019	2018
Trade payables	€168,140	€58,429	€24,152
Short‑term employee benefits	56,122	26,872	12,920
	€224,262	€85,301	€37,072

Trade payables correspond primarily to clinical and manufacturing activities and include accrued expenses related to these activities.

As of December 31, 2020, the trade payables include accruals amounting to €52.6 million related to accruals from clinical manufacturing organizations for the manufacturing of drug products and from clinical research organisations.

Short‑term employee benefits include payables and accruals for salaries and bonuses to be paid to the employees of the Company.